UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut Municipal Money Market Fund

February 29, 2008

1.814096.103

CTM-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.2%
	Principal Amount	Value
Alabama - 0.1%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 2.98%, LOC Wachovia Bank NA, VRDN (a)	$ 2,100,000	$ 2,100,000
Arizona - 0.2%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.9% 5/5/08, CP	2,000,000	2,000,000
Yavapai County Indl. Dev. Auth. (Yavapai Reg'l. Med. Ctr. Proj.) Series 2008A, 2.9%, LOC UBS AG, VRDN (a)	2,200,000	2,200,000
		4,200,000
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 3.15%, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	1,800,000	1,800,000
California - 0.1%
California Hsg. Fin. Agcy. Rev. Series 2005 F, 2.97% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	3,220,000	3,220,000
Colorado - 0.0%
Univ. of Colorado Hosp. Auth. Rev. Series A, 2.95% (FSA Insured), VRDN (a)	1,030,000	1,030,000
Connecticut - 81.6%
Cap. City Econ. Dev. Auth. Series 2004 B:
2.6% (Liquidity Facility Bank of America NA), VRDN (a)	6,350,000	6,350,000
2.6% (Liquidity Facility Bank of America NA), VRDN (a)	14,920,000	14,920,000
Connecticut Dev. Auth. Health Care Rev. (Corp. for Independent Living Proj.):
Series 1990, 3.18%, LOC HSBC Bank USA, VRDN (a)	28,600,000	28,600,000
Series 1999, 3.18%, LOC HSBC Bank USA, VRDN (a)	1,880,000	1,880,000
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999:
1.1% tender 8/1/08, CP mode	10,900,000	10,900,000
1.6% tender 3/10/08, CP mode	7,500,000	7,500,000
Connecticut Gen. Oblig.:
Bonds Series 2002 C, 5% 12/15/08	3,830,000	3,948,030
Participating VRDN:
Series 1518, 3.14% (Liquidity Facility Morgan Stanley) (a)(c)	24,365,000	24,365,000
Series 75, 3.22% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	2,975,000	2,975,000
Series BA 02 A, 3.17% (Liquidity Facility Bank of America NA) (a)(c)	4,815,000	4,815,000
Series Floaters 01 681, 3.19% (Liquidity Facility Morgan Stanley) (a)(c)	10,200,000	10,200,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Participating VRDN:
Series LB 07 P30W, 3.4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	$ 17,665,000	$ 17,665,000
Series MS 00 514, 3.14% (Liquidity Facility Morgan Stanley) (a)(c)	9,695,000	9,695,000
Series MS 01 1395, 4.14% (Liquidity Facility Morgan Stanley) (a)(c)	16,000,000	16,000,000
Series MS 01 571, 3.19% (Liquidity Facility Morgan Stanley) (a)(c)	24,355,000	24,355,000
Series MS 1053, 4.14% (Liquidity Facility Morgan Stanley) (a)(c)	24,765,000	24,765,000
Series MSTC 7008, 3.16% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	5,000,000	5,000,000
Series PA 888R, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,995,000	4,995,000
Series PT 2223, 3.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,645,000	10,645,000
Series PT 2532, 3.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,250,000	5,250,000
Series PT 2693, 3.14% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	44,035,000	44,035,000
Series PT 4118, 3.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,300,000	8,300,000
Series PT 4135, 3.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,330,000	8,330,000
Series Putters 1550, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,850,000	6,850,000
Series Putters 1786, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	8,930,000	8,930,000
Series Putters 2023, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	17,425,000	17,425,000
Series Putters 2111, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	22,880,000	22,880,000
Series Putters 2401, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	37,355,000	37,355,000
Series Putters 320, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	6,570,000	6,570,000
Series ROC II R 10174, 3.17% (Liquidity Facility Citibank NA) (a)(c)	8,810,000	8,810,000
Series ROC II R 10192, 3.17% (Liquidity Facility Citigroup, Inc.) (a)(c)	8,780,000	8,780,000
Series ROC II R 10274, 3.16% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	9,230,000	9,230,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R 1064, 3.47% (Liquidity Facility Citigroup, Inc.) (a)(c)	$ 6,700,000	$ 6,700,000
Series ROC II R 3013, 3.47% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,210,000	5,210,000
Series ROC II R 4009, 4.22% (Liquidity Facility Citigroup, Inc.) (a)(c)	18,535,000	18,535,000
Series ROC II R 4048, 4.26% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,140,000	5,140,000
Series 2004 A, 3.25% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	39,070,000	39,070,000
Series 2005 A1, 3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	22,155,000	22,155,000
Series 2005 A2, 3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,645,000	1,645,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Yale Univ. Proj.):
Series S-2:
3.4% tender 3/11/08, CP mode	10,690,000	10,690,000
3.4% tender 3/12/08, CP mode	2,700,000	2,700,000
3.4% tender 3/12/08, CP mode	10,380,000	10,380,000
Series S2, 1.73% tender 4/8/08, CP mode	5,660,000	5,660,000
Series MS 06 1884, 3.4%, tender 3/13/08 (Liquidity Facility Wells Fargo & Co.) (a)(c)(d)	10,930,000	10,930,000
Participating VRDN:
Series AAB 05 59, 3.17% (Liquidity Facility Bank of America NA) (a)(c)	15,995,000	15,995,000
Series EGL 02 6027 Class A, 3.17% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	19,805,000	19,805,000
Series LB 05 K6, 3.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	9,230,000	9,230,000
Series LB 08 F45W, 3.55% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	34,325,000	34,325,000
Series MS 2238, 3.31% (Liquidity Facility Morgan Stanley) (a)(c)	4,750,000	4,750,000
Series ROC II R 12171, 3.25% (Liquidity Facility Bank of New York, New York) (a)(c)	14,850,000	14,850,000
(Ascension Health Cr. Group Proj.) Series 1999 B, 2.9%, VRDN (a)	4,140,000	4,140,000
(Avon Old Farms Proj.) Series A, 3%, LOC Bank of America NA, VRDN (a)	3,220,000	3,220,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Avon Old Farms School Foundation Proj.) Series B, 3%, LOC Bank of America NA, VRDN (a)	$ 1,075,000	$ 1,075,000
(Bradley Health Care, Inc. Proj.) Series B, 2.94%, LOC Bank of America NA, VRDN (a)	2,090,000	2,090,000
(Edgehill Proj.) Series 2000 C, 3.9%, LOC KBC Bank NV, VRDN (a)	900,000	900,000
(Greenwich Academy Proj.) Series C, 2.94%, LOC Wachovia Bank NA, VRDN (a)	1,000,000	1,000,000
(Greenwich Family YMCA Proj.) Series A, 3.23%, LOC Bank of New York, New York, VRDN (a)	11,500,000	11,500,000
(Hartford Hosp. Proj.) Series B, 3%, LOC Bank of America NA, VRDN (a)	16,225,000	16,225,000
(Health Care Cap. Asset Prog.) Series A1, 3%, LOC Bank of America NA, VRDN (a)	1,055,000	1,055,000
(Masonicare Corp. Proj.):
Series C, 3.9%, LOC Wachovia Bank NA, VRDN (a)	57,750,000	57,750,000
Series D, 3.5%, LOC Wachovia Bank NA, VRDN (a)	16,235,000	16,235,000
(Sacred Heart Univ. Proj.) 3.33%, LOC Bank of America NA, VRDN (a)	14,475,000	14,475,000
(Salisbury School Proj.) Series B, 3%, LOC Bank of America NA, VRDN (a)	1,180,000	1,180,000
(Univ. of Bridgeport Proj.) Series B, 3.16%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	9,175,000	9,175,000
(Univ. of New Haven Proj.):
Series 2005 E, 3.32%, LOC Wachovia Bank NA, VRDN (a)	10,100,000	10,100,000
3.35%, LOC Wachovia Bank NA, VRDN (a)	7,825,000	7,825,000
(Yale Univ. Proj.):
Series U2, 2.8%, VRDN (a)	12,550,000	12,550,000
Series X2, 3.4%, VRDN (a)	3,070,000	3,070,000
Series M, 2.9%, LOC KBC Bank NV, VRDN (a)	3,995,000	3,995,000
Connecticut Health & Edl. Facilities Auth. Rev. Quinnipiac Univ. Participating VRDN Series Solar 07 27, 3.78% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)(d)	26,245,000	26,245,000
Connecticut Home Fin. Auth. Participating VRDN Series 06-K73, 9.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	7,725,000	7,725,000
Connecticut Hsg. Fin. Auth.:
Participating VRDN:
Series MT 37, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	85,000	85,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Hsg. Fin. Auth.: - continued
Participating VRDN:
Series MT 374, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 925,000	$ 925,000
Series MT 376, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	585,000	585,000
Series MT 63, 3.21% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	5,000	5,000
Series PT 3628, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,760,000	5,760,000
Series ROC II R 402, 3.26% (Liquidity Facility Citibank NA) (a)(b)(c)	3,240,000	3,240,000
(CIL Realty, Inc. Proj.) 3.35%, LOC HSBC Bank USA, VRDN (a)	1,600,000	1,600,000
(Hsg. Mtg. Fin. Prog.):
Series 2004 B4, 4.2% (AMBAC Insured), VRDN (a)	7,810,000	7,810,000
Series 2005 D4, 4.2% (AMBAC Insured), VRDN (a)	11,465,000	11,465,000
Series 2005 D6, 4.2% (AMBAC Insured), VRDN (a)	5,580,000	5,580,000
Series 2005 E5, 3.12% (AMBAC Insured), VRDN (a)(b)	3,950,000	3,950,000
Series 2006 F2, 3.36% (AMBAC Insured), VRDN (a)(b)	23,750,000	23,750,000
Series 2007 A4, 4.35% (AMBAC Insured), VRDN (a)(b)	46,440,000	46,440,000
Series 2007 B5, 3.25% (FSA Insured), VRDN (a)(b)	46,780,000	46,780,000
Series 1990 C, 3.35% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(b)	6,855,000	6,855,000
Series 1990 D, 3.35% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(b)	12,326,000	12,326,000
Series 2005 A4, 3.25% (AMBAC Insured), VRDN (a)(b)	15,000,000	15,000,000
Series 2005 B2, 3.36% (AMBAC Insured), VRDN (a)(b)	39,900,000	39,900,000
Series 2005 D5, 4.35% (AMBAC Insured), VRDN (a)(b)	13,070,000	13,070,000
Series 2006 A2, 3.25% (AMBAC Insured), VRDN (a)(b)	44,700,000	44,700,000
Series 2006 B1, 3.15% (AMBAC Insured), VRDN (a)	10,715,000	10,715,000
Subseries 2006 B2, 3.36% (AMBAC Insured), VRDN (a)(b)	20,000,000	20,000,000
Connecticut Spl. Tax Oblig. Rev.:
Bonds:
(Trans. Infrastructure Proj.) Series A, 5% 8/1/08	7,980,000	8,031,923
Series B, 5% 10/1/08 (FSA Insured)	3,000,000	3,027,318
Participating VRDN:
Series MS 01 735, 4.14% (Liquidity Facility Morgan Stanley) (a)(c)	14,325,000	14,325,000
Series PT 4459, 3.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	12,250,000	12,250,000
Series Putters 2270, 3.66% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	14,250,000	14,250,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Spl. Tax Oblig. Rev.: - continued
Participating VRDN:
Series ROC II R 122, 3.22% (Liquidity Facility Citibank NA) (a)(c)	$ 12,265,000	$ 12,265,000
(Trans. Infrastructure Proj.):
Series 1, 3.18% (FSA Insured), VRDN (a)	36,000,000	36,000,000
Series 2003 1, 9% (AMBAC Insured), VRDN (a)	49,240,000	49,240,000
Series 2003 2, 9% (AMBAC Insured), VRDN (a)	74,140,000	74,139,998
East Haddam Gen. Oblig. BAN 4% 5/15/08	13,400,000	13,409,802
Fairfield Gen. Oblig. BAN 4.25% 7/25/08	18,100,000	18,140,365
Hamden Gen. Oblig. BAN 4.25% 7/25/08	12,300,000	12,324,569
Hartford County Metropolitan District Gen. Oblig. BAN 3.75% 6/12/08	63,825,000	63,902,376
Hartford Redev. Agcy. Multi-family Mtg. Rev. (Underwood Towers Proj.) 3% (FSA Insured), VRDN (a)	11,230,000	11,230,000
Ledyard Gen. Oblig. BAN 4% 7/15/08	7,710,000	7,717,728
Meriden Gen. Oblig. BAN 4.25% 8/1/08	22,355,000	22,404,519
New Britain Gen. Oblig. BAN 4.25% 4/4/08	8,000,000	8,005,090
New Haven Gen. Oblig.:
Series A:
0.9% 5/1/08, LOC Landesbank Hessen-Thuringen, CP	7,000,000	7,000,000
1.23% 4/4/08, LOC Landesbank Hessen-Thuringen, CP	7,000,000	7,000,000
2.2% 3/11/08, LOC Landesbank Hessen-Thuringen, CP	2,530,000	2,530,000
3.36% 3/13/08, LOC Landesbank Hessen-Thuringen, CP	2,593,000	2,593,000
North Branford Gen. Oblig. BAN 3.75% 11/12/08	14,500,000	14,541,188
Oxford Gen. Oblig. BAN 4% 8/4/08	18,830,000	18,876,978
Plainville Gen. Oblig. BAN 4% 7/8/08	12,000,000	12,023,078
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. BAN Series A, 3.375% 4/8/08	12,800,000	12,806,941
Stafford Gen. Oblig. BAN 3.75% 8/15/08	9,075,000	9,091,955
Stamford Gen. Oblig. BAN 4.5% 6/4/08	39,300,000	39,376,339
Town of Avon BAN 4% 10/23/08	22,322,000	22,405,446
Univ. of Connecticut Bonds Series A, 5% 1/15/09 (MBIA Insured)	2,630,000	2,716,740
Waterford Gen. Oblig. BAN 4.25% 8/14/08	2,000,000	2,015,711
Weston Gen. Oblig. Participating VRDN Series ROC II R 6501, 3.17% (Liquidity Facility Citigroup, Inc.) (a)(c)	1,835,000	1,835,000
Wolcott Gen. Oblig. BAN 2% 8/15/08	4,700,000	4,721,640
		1,732,356,734
Municipal Securities - continued
	Principal Amount	Value
Florida - 0.2%
Miami-Dade County Cap. Asset Acquisition Spl. Oblig. Participating VRDN Series DBE 538, 3.22% (Liquidity Facility Deutsche Bank AG) (a)(c)	$ 2,275,000	$ 2,275,000
Orange County School Board Ctfs. of Prtn. Participating VRDN Series DBE 553, 3.22% (Liquidity Facility Deutsche Bank AG) (a)(c)	1,725,000	1,725,000
Sunshine State Govt. Fing. Commission Rev. 0.85% 3/3/08, CP	1,200,000	1,200,000
		5,200,000
Georgia - 0.2%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series DB 508, 3.22% (Liquidity Facility Deutsche Bank AG) (a)(c)	2,470,000	2,470,000
Ware County Hosp. Auth. Rev. Ctfs. of Prtn. (Baptist Village Proj.) 3.25%, LOC SunTrust Banks, Inc., VRDN (a)	1,200,000	1,200,000
		3,670,000
Illinois - 0.3%
Chicago Board of Ed. Series 2000 C, 3% (FSA Insured), VRDN (a)	2,000,000	2,000,000
Illinois Gen. Oblig. Series 2003 B, 3.28% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	4,300,000	4,300,000
		6,300,000
Kansas - 0.1%
Kansas Dept. of Trans. Hwy. Rev. Series 2000 B1, 3.8% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (a)	3,010,000	3,010,000
Kentucky - 0.3%
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 A, 3.65% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	6,800,000	6,800,000
Louisiana - 0.1%
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport Wtr. & Swr. Rev. Proj.) 3.4% (FSA Insured), VRDN (a)	2,000,000	2,000,000
Maryland - 0.2%
Howard County Gen. Oblig. Bonds Series A, 4% 2/15/09	3,700,000	3,798,393
Michigan - 0.2%
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2006 C, 4.04% (FSA Insured), VRDN (a)(b)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value
Nebraska - 0.4%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2002 C, 3.35% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	$ 1,155,000	$ 1,155,000
Series 2004 G, 3.35% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	6,350,000	6,350,000
		7,505,000
Nevada - 0.2%
Clark County Arpt. Rev. Bonds Series B1, 5% 7/1/08 (b)	3,550,000	3,589,899
Clark County School District Series 2001 B, 3.8% (FSA Insured), VRDN (a)	1,305,000	1,305,000
		4,894,899
New York - 1.2%
Nassau County Interim Fin. Auth. Series 2002 B, 3% (FSA Insured), VRDN (a)	1,000,000	1,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 5B, 0.65% 3/3/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	6,300,000	6,300,000
New York Hsg. Fin. Agcy. Rev.:
(East 39th Street Hsg. Proj.) Series 1999 A, 3.27%, LOC Fannie Mae, VRDN (a)(b)	7,000,000	7,000,000
(South Cove Plaza Proj.) Series A, 3.29%, LOC Freddie Mac, VRDN (a)(b)	7,200,000	7,200,000
(Worth Street Hsg. Proj.) Series A, 2.82%, LOC Fannie Mae, VRDN (a)(b)	2,400,000	2,400,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series Putters 2507, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,060,000	1,060,000
		24,960,000
Oregon - 0.1%
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.) Series 2004 A, 2.95%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (a)	1,300,000	1,300,000
Pennsylvania - 0.0%
Scranton-Lackawanna Health & Welfare Auth. Rev. 3.07%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,115,000	1,115,000
Puerto Rico - 7.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.22% (Liquidity Facility Citigroup, Inc.) (a)(c)	18,000,000	18,000,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series LB 08 P12W, 3.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	$ 20,000,000	$ 20,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series ROC II R 815, 3.24% (Liquidity Facility Citibank NA) (a)(c)	8,750,000	8,750,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series RobIns 14, 3.26% (Liquidity Facility Bank of New York, New York) (a)(c)	11,975,000	11,975,000
Series ROC II R 10315, 3.19% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,510,000	6,510,000
Series ROC II R 789 CE, 3.19% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,600,000	4,600,000
Series ROC II R 99 2, 3.46% (Liquidity Facility Citibank NA) (a)(c)	3,500,000	3,500,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series EGL 00 5101 Class A, 3.15% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(c)	10,000,000	10,000,000
Series Merlots 00 A15, 3.33% (Liquidity Facility Bank of New York, New York) (a)(c)	11,865,000	11,865,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series MS 06 1845, 3.17% (Liquidity Facility Morgan Stanley) (a)(c)	5,920,000	5,920,000
Series PA 771, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,015,000	5,015,000
Series Putters 147, 3.56% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,100,000	1,100,000
Series RobIns 16, 3.19% (Liquidity Facility Bank of New York, New York) (a)(c)	4,570,000	4,570,000
Series ROC II R 11001 CE, 3.19% (Liquidity Facility Citibank NA) (a)(c)	28,200,000	28,200,000
Series ROC II R 11003 CE, 3.19% (Liquidity Facility Citibank NA) (a)(c)	10,350,000	10,350,000
		150,355,000
Tennessee - 0.3%
Jackson Energy Auth. Wastewtr. Sys. Rev. 3% (FSA Insured), VRDN (a)	3,160,000	3,160,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - continued
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
3.65%, LOC Bank of America NA, VRDN (a)	$ 1,500,000	$ 1,500,000
3.65%, LOC Bank of America NA, VRDN (a)	2,150,000	2,150,000
		6,810,000
Texas - 1.7%
Brady Independent School District Participating VRDN Series MS 08 2429, 3.21% (Liquidity Facility Morgan Stanley) (a)(c)	2,720,000	2,720,000
Cypress-Fairbanks Independent School District Participating VRDN Series Putters 2521, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,910,000	1,910,000
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 3.7%, VRDN (a)(b)	3,170,000	3,170,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994, 3.7%, VRDN (a)(b)	2,730,000	2,730,000
Houston Arpt. Sys. Rev. Series A, 3.05% (FSA Insured), VRDN (a)(b)	4,100,000	4,100,000
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.) 3.38%, LOC Cr. Suisse Group, VRDN (a)(b)	16,500,000	16,500,000
Spring Independent School District Participating VRDN Series MS 08 2334, 3.21% (Liquidity Facility Morgan Stanley) (a)(c)	1,785,000	1,785,000
Texas Gen. Oblig. Participating VRDN Series Putters 2481, 3.41% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(c)	2,200,000	2,200,000
		35,115,000
Virginia - 0.2%
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 3.23% (FSA Insured), VRDN (a)	2,900,000	2,900,000
Fairfax County Gen. Oblig. Bonds Series A, 5% 6/1/08	2,000,000	2,019,886
		4,919,886
Washington - 0.2%
King County Swr. Rev. Participating VRDN Series ROC II R 9199, 3.24% (Liquidity Facility Citigroup, Inc.) (a)(c)	1,900,000	1,900,000
Washington Gen. Oblig. Participating VRDN:
Series Putters 2480, 3.41% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(c)	1,225,000	1,225,000
Series ROC II R 1096, 3.19% (Liquidity Facility Citigroup, Inc.) (a)(c)	1,300,000	1,300,000
		4,425,000
Municipal Securities - continued
	Principal Amount	Value
Wisconsin - 0.1%
Milwaukee Gen. Oblig. Series C2, 0.95% 3/3/08, LOC State Street Bank & Trust Co., Boston, CP	$ 2,000,000	$ 2,000,000
TOTAL INVESTMENT PORTFOLIO - 95.2% (Cost $2,022,384,912)		2,022,384,912
NET OTHER ASSETS - 4.8%		101,371,349
NET ASSETS - 100%		$ 2,123,756,261
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,175,000 or 1.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series MS 06 1884, 3.4%, tender 3/13/08 (Liquidity Facility Wells Fargo & Co.)	6/20/07	$ 10,930,000
Connecticut Health & Edl. Facilities Auth. Rev. Quinnipiac Univ. Participating VRDN Series Solar 07 27, 3.78% (Liquidity Facility U.S. Bank NA, Minnesota)	2/8/07 - 5/3/07	$ 26,245,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 270,567
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,022,384,912	$ -	$ 2,022,384,912	$ -
Income Tax Information
At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $2,022,384,912.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey Municipal Money Market Fund

February 29, 2008

1.814343.103

NJS-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.0%
	Principal Amount	Value
Arizona - 0.3%
Arizona Health Facilities Auth. Rev. Series 2005 A, 3.45% (MBIA Insured), VRDN (a)	$ 5,600,000	$ 5,600,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 3%, LOC Bank of America NA, VRDN (a)	1,032,000	1,032,000
		6,632,000
Arkansas - 0.5%
Boone Co. Hosp. Rev. (North Arkansas Reg'l. Med. Ctr. Proj.) 3%, LOC Bank of America NA, VRDN (a)	13,280,000	13,280,000
Florida - 0.2%
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series A-2, 3.25% (FSA Insured), VRDN (a)	3,280,000	3,280,000
Orlando & Orange County Expressway Auth. Rev. Series 2003 C4, 3.1% (FSA Insured), VRDN (a)	1,000,000	1,000,000
		4,280,000
Georgia - 0.6%
George L Smith II World Congress Ctr. Auth. Rev. Participating VRDN Series MS 06 1634, 7.03% (Liquidity Facility Morgan Stanley) (a)(d)(f)	9,275,000	9,275,000
Muni. Elec. Auth. of Georgia Series 1994 E, 3.25% (FSA Insured), VRDN (a)	2,315,000	2,315,000
Private Colleges & Univs. Auth. Rev. (Emory Univ. Proj.) Series B2, 2.99%, VRDN (a)	2,100,000	2,100,000
		13,690,000
Illinois - 0.2%
Chicago Gen. Oblig. Participating VRDN Series DB 519, 3.22% (Liquidity Facility Deutsche Bank AG) (a)(f)	4,115,000	4,115,000
Indiana - 0.3%
Hammond Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994, 3.5% (BP PLC Guaranteed), VRDN (a)	2,150,000	2,150,000
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2001 A3, 2.85%, VRDN (a)	2,500,000	2,500,000
Indiana Univ. Student Fee Revs. Participating VRDN Series 2494, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,490,000	1,490,000
		6,140,000
Maryland - 0.0%
Maryland Econ. Dev. Corp. Rev. (Constellation Energy Group, Inc. Proj.) Series 2006 A, 3.16%, LOC Wachovia Bank NA, VRDN (a)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - 0.1%
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Participating VRDN Series MS 08 2385, 3.28% (Liquidity Facility Morgan Stanley) (a)(d)(f)	$ 2,190,000	$ 2,190,000
Michigan - 0.1%
Michigan State Univ. Revs. Series 2002 A, 3.25% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	1,650,000	1,650,000
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series C-1, 3.25% (FSA Insured), VRDN (a)	1,000,000	1,000,000
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN Series GS 07 84TP, 3.25% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)(f)	1,600,000	1,600,000
		2,600,000
Nevada - 0.1%
Clark County School District Series 2001 B, 3.8% (FSA Insured), VRDN (a)	1,865,000	1,865,000
New Jersey - 63.0%
Brick Township Gen. Oblig. BAN 2% 2/20/09	12,519,495	12,640,016
Burlington County Gen. Oblig. BAN:
3.5% 12/26/08	15,100,000	15,180,547
4% 9/12/08	17,650,000	17,685,360
Camden BAN 4.25% 6/20/08	9,700,000	9,711,595
Carteret Gen. Oblig. BAN 4% 10/24/08	13,384,500	13,427,142
Collingswood School District BAN 4% 10/3/08	7,400,000	7,418,130
East Brunswick Township Gen. Oblig. BAN 4.25% 6/27/08	19,900,000	19,930,283
Englewood Gen. Oblig. BAN 4.25% 7/1/08	17,700,000	17,728,413
Essex County Gen. Oblig. BAN 4.25% 8/20/08	20,400,000	20,456,333
Essex County Impt. Auth. Rev. Participating VRDN:
Series PT 3987, 3.2% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	8,095,000	8,095,000
Series PT 4003, 3.78% (Liquidity Facility Dexia Cr. Local de France) (a)(f)(g)	5,975,000	5,975,000
Franklin Lakes Gen. Oblig. BAN 4% 3/13/08	4,090,000	4,090,504
Garden State Preservation Trust Open Space & Farmland Preservation:
Bonds Series Merlots 05 A23, 3.55%, tender 3/5/08 (Liquidity Facility Bank of New York, New York) (a)(f)(g)	21,835,000	21,835,000
Participating VRDN:
Series DCL 08 001, 3.41% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	18,425,000	18,425,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Garden State Preservation Trust Open Space & Farmland Preservation: - continued
Participating VRDN:
Series DX 07 006, 3.2% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	$ 6,210,000	$ 6,210,000
Series LB 08 P9W, 3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	19,850,000	19,850,000
Series PT 1916, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	3,000,000	3,000,000
Gloucester County Gen. Oblig. BAN Series A, 4% 10/17/08	7,700,000	7,726,153
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 2.94%, LOC Bank of New York, New York, VRDN (a)	7,725,000	7,725,000
Jackson Township Gen. Oblig. BAN 3.75% 12/5/08	9,900,000	9,929,891
Lakewood Township Gen. Oblig. BAN 2% 11/6/08	21,800,000	21,830,833
Lincoln Park Gen. Oblig. BAN 2.5% 2/26/09	21,078,850	21,197,385
Montclair Township Gen. Oblig. BAN:
4% 3/14/08	6,893,500	6,894,325
4% 3/14/08	15,300,000	15,301,831
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 3%, LOC Citibank NA, VRDN (a)	1,000,000	1,000,000
New Jersey Econ. Dev. Auth. Rev.:
Participating VRDN:
Series EGL 06 0135, 3.18% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(f)	12,300,000	12,300,000
Series MT 14, 3.3% (Liquidity Facility BNP Paribas SA) (a)(f)	2,560,000	2,560,000
Series Putters 2419, 4% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	21,720,000	21,720,000
Series ROC II R 689, 3.17% (Liquidity Facility Citibank NA) (a)(f)	7,500,000	7,500,000
(5901 Tonelle Ave. Assoc. Proj.) Series 2001, 3.43%, LOC Wachovia Bank NA, VRDN (a)(d)	2,800,000	2,800,000
(Arbor Glen of Bridgewater Proj.) Series 2004, 2.33%, LOC Sovereign Bank, VRDN (a)	9,000,000	9,000,000
(Bayshore Health Ctr. Proj.) Series 1998 A, 2.92%, LOC JPMorgan Chase Bank, VRDN (a)	1,050,000	1,050,000
(LPS Inds. Proj.) 3.43%, LOC Wachovia Bank NA, VRDN (a)(d)	6,320,000	6,320,000
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 2.33%, LOC Wachovia Bank NA, VRDN (a)	5,915,000	5,915,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Rev.:
Participating VRDN:
Series 2006 R3, 3.5%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (a)	$ 5,045,000	$ 5,045,000
Series R-1, 3.2%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (a)	28,350,000	28,350,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container LLC Proj.) 3.02%, LOC Citibank NA, VRDN (a)(d)	43,400,000	43,400,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.) Series A, 3%, LOC Wachovia Bank NA, VRDN (a)(d)	16,270,000	16,270,000
New Jersey Edl. Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1045, 3.17% (Liquidity Facility Bank of America NA) (a)(f)	10,000,000	10,000,000
Series PZ 163, 4.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,030,000	4,030,000
Series ROC II R 10284, 3.18% (Liquidity Facility Citigroup, Inc.) (a)(f)	3,500,000	3,500,000
(Princeton Univ. Proj.):
Series 2001 B, 3%, VRDN (a)	8,800,000	8,800,000
Series 2002 B, 3.9%, VRDN (a)	8,890,000	8,890,000
Series 2003 F, 3.43%, VRDN (a)	12,670,000	12,670,000
New Jersey Envir. Infrastructure Trust Participating VRDN:
Series Putters 2193, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,160,000	1,160,000
Series Putters 585, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(f)	3,925,000	3,925,000
New Jersey Gen. Oblig.:
Bonds 4% 6/1/08	1,525,000	1,527,617
Participating VRDN:
Series MACN 04 F, 3.17% (Liquidity Facility Bank of America NA) (a)(f)	9,270,000	9,270,000
Series PT 2509, 3.2% (Liquidity Facility Dexia Cr. Local de France) (a)(f)(g)	8,165,000	8,165,000
Series PT 3272, 3.2% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	6,360,000	6,360,000
Series PT 3508, 3.17% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	3,960,000	3,960,000
Series Putters 1369, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	4,340,000	4,340,000
TRAN 4.5% 6/24/08	61,800,000	61,976,783
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.:
Participating VRDN:
Series Merlots 06 F1, 3.35% (Liquidity Facility Wachovia Bank NA) (a)(f)	$ 19,450,000	$ 19,450,000
Series Putters 1063, 4% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,500,000	5,500,000
(Childrens Specialized Hosp. Proj.) Series B, 3.28%, LOC Wachovia Bank NA, VRDN (a)	1,000,000	1,000,000
(Meridian Health Sys. Proj.) Series 2003 A, 2.92%, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
(Robert Wood Johnson Univ. Hosp. Proj.) 3.28%, LOC Wachovia Bank NA, VRDN (a)	3,735,000	3,735,000
(Saint Peter's Univ. Hosp. Proj.) Series B, 2.73%, LOC Bank of America NA, VRDN (a)	2,600,000	2,600,000
(Virtua Health Proj.) Series 2004, 3.28%, LOC Wachovia Bank NA, VRDN (a)	6,630,000	6,630,000
Series 2003 A1, 3.31%, LOC Wachovia Bank NA, VRDN (a)	1,420,000	1,420,000
Series 2005 A1, 3.05%, LOC Wachovia Bank NA, VRDN (a)	7,600,000	7,600,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Participating VRDN:
Series LB 07 P46W, 3.15% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	4,885,000	4,885,000
Series MS 08 2431, 3.28% (Liquidity Facility Morgan Stanley) (a)(d)(f)	1,885,000	1,885,000
Series PT 3991, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	19,945,000	19,945,000
(Single Family Hsg. Proj.):
Series 2005 N, 2.88% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	27,360,000	27,360,000
Series 2005 Q, 2.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	18,900,000	18,900,000
Series 2005 R, 2.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	21,555,000	21,555,000
Series 2005 F, 3.24% (FSA Insured), VRDN (a)(d)	855,000	855,000
Series F, 8% (MBIA Insured), VRDN (a)(d)	5,000,000	5,000,000
Series G, 3.15% (FSA Insured), VRDN (a)(d)	17,095,000	17,095,000
New Jersey Tobacco Settlement Fing. Corp.:
Bonds 4.375% 6/1/19 (Pre-Refunded to 6/1/08 @ 100) (e)	7,685,000	7,697,724
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tobacco Settlement Fing. Corp.: - continued
Participating VRDN:
Series Clipper 07 9, 3.21% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)	$ 16,600,000	$ 16,600,000
Series Floaters 2224, 3.36% (Liquidity Facility Morgan Stanley) (a)(f)	9,915,000	9,915,000
Series Merlots 07 C68, 3.35% (Liquidity Facility Bank of New York, New York) (a)(f)	6,760,000	6,760,000
Series Merlots 07 C71, 3.35% (Liquidity Facility Bank of New York, New York) (a)(f)	17,680,000	17,680,000
Series Putters 1734 B, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	58,595,000	58,595,000
Series ROC II R 11028 CE, 3.2% (Liquidity Facility Citibank NA) (a)(f)	5,220,000	5,220,000
Series ROC II R 756 CE, 3.21% (Liquidity Facility Citibank NA) (a)(f)	48,545,000	48,545,000
New Jersey Tpk. Auth. Tpk. Rev.:
Participating VRDN:
Series PA 613, 4.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	14,165,000	14,165,000
Series PA 670, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	2,345,000	2,345,000
Series PT 2493, 3.2% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	11,235,000	11,235,000
Series PT 2843, 3.17% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	19,875,000	19,875,000
Series ROC II R 10040, 3.22% (Liquidity Facility Citigroup, Inc.) (a)(f)	24,005,000	24,005,000
Series 2003 C1, 3.2% (FSA Insured), VRDN (a)	63,400,000	63,400,000
Series 2003 C2, 3.2% (FSA Insured), VRDN (a)	51,600,000	51,600,000
Series 2003 C3, 3.2% (FSA Insured), VRDN (a)	21,300,000	21,300,000
New Jersey Trans. Trust Fund Auth.:
Bonds:
Series A, 5.25% 12/15/08 (MBIA Insured)	10,000,000	10,169,711
Series C, 5.25% 12/15/08 (AMBAC Insured)	5,000,000	5,118,571
Series PT 2500, 3.2%, tender 3/7/08 (Liquidity Facility Dexia Cr. Local de France) (a)(f)	4,920,000	4,920,000
Participating VRDN:
Series DB 449, 3.23% (Liquidity Facility Deutsche Bank AG) (a)(f)	8,315,000	8,315,000
Series GS 07 121, 3.22% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(f)	6,155,000	6,155,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Participating VRDN:
Series MS 98 54, 3.19% (Liquidity Facility Morgan Stanley) (a)(f)	$ 11,935,000	$ 11,935,000
Series PT 2494, 3.2% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	1,900,000	1,900,000
Series PT 3640, 3.17% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	380,000	380,000
Series PT 4335, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	22,045,000	22,045,000
Series Putters 1143, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	12,040,000	12,040,000
Series Putters 1144, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	10,475,000	10,475,000
Series Putters 2195, 4% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	13,795,000	13,795,000
Series Putters 2196, 4% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,400,000	1,400,000
Series Putters 503, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,095,000	5,095,000
Series ROC II R 10157, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(f)	5,350,000	5,350,000
Series ROC II R 10196 Z, 5.74% (Liquidity Facility Citigroup, Inc.) (a)(f)	9,300,000	9,300,000
Series ROC II R 11231, 4.43% (Liquidity Facility Citibank NA) (a)(f)	10,320,000	10,320,000
Series ROC II R 11278, 3.22% (Liquidity Facility Citibank NA) (a)(f)	13,000,000	13,000,000
Series ROC II R 146, 3.22% (Liquidity Facility Citibank NA) (a)(f)	7,495,000	7,495,000
Series ROC II R 4040, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(f)	6,960,000	6,960,000
Newark Port Auth. Hsg. Auth. Rev.:
Participating VRDN:
Series BS 303, 3.65% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	5,925,000	5,925,000
Series ROC II R 2125, 3.47% (Liquidity Facility Citigroup, Inc.) (a)(f)	5,245,000	5,245,000
Participating VRDN Series DBE 557, 3.21% (Liquidity Facility Deutsche Bank AG) (a)(f)	1,260,000	1,260,000
Newark Port Auth. Rev. Participating VRDN Series DB 343, 3.2% (Liquidity Facility Deutsche Bank AG) (a)(f)	7,700,000	7,700,000
North Bergen Township Gen. Oblig. BAN 4.25% 5/15/08	10,391,250	10,402,940
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
North Brunswick Township Gen. Oblig. BAN Series A, 4.25% 8/19/08	$ 14,100,000	$ 14,136,794
North Plainfield Gen. Oblig. BAN 4% 6/22/08	6,069,550	6,073,860
Passaic County Gen. Oblig. BAN 4% 5/14/08	19,900,000	19,912,386
Point Pleasant Gen. Oblig. BAN 2.5% 1/28/09	9,159,935	9,190,102
Sparta Township Gen. Oblig. BAN 4% 5/30/08	5,300,000	5,304,156
Sussex County Muni. Utils. Auth. BAN 3.75% 6/27/08	4,500,000	4,505,689
Trenton Gen. Oblig. BAN 4% 5/16/08	18,149,000	18,159,534
Union City Gen. Oblig. BAN 2.25% 6/13/08	8,196,500	8,211,631
Union County Gen. Oblig. BAN 4.25% 5/1/08	8,200,000	8,207,320
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev. (Exxon Mobil Proj.) Series 1994, 3.45%, VRDN (a)	3,185,000	3,185,000
Univ. Care Corp. Univ. Lease Rev. Participating VRDN Series LB 08 F91W, 3.15% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	13,350,000	13,350,000
Vernon Township Gen. Oblig. BAN 3.5% 1/9/09	8,896,655	8,941,888
Washington Township/Mercer County Gen. Oblig. BAN 4% 9/26/08	12,525,000	12,560,214
Westwood Reg'l. School District BAN 3.25% 9/16/08	10,000,000	10,019,135
		1,509,879,796
New Jersey/Pennsylvania - 1.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 K, 3.45% (Liquidity Facility Wachovia Bank NA) (a)(f)	16,165,000	16,165,000
Series PA 606, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	7,470,000	7,470,000
Series SGA 89, 3.25% (Liquidity Facility Societe Generale) (a)(f)	5,500,000	5,500,000
		29,135,000
New Mexico - 0.1%
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Proj.) Series B, 2.9% (FSA Insured), VRDN (a)	1,920,000	1,920,000
New York - 1.4%
Nassau Health Care Corp. Rev. Series 2004 C2, 2.95% (FSA Insured), VRDN (a)	8,010,000	8,010,000
New York City Gen. Oblig. Series H3:
3.1% (FSA Insured), VRDN (a)	6,025,000	6,025,000
3.1% (FSA Insured), VRDN (a)	6,015,000	6,015,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev. (1500 Lexington Avenue Proj.) Series A, 3.29%, LOC Fannie Mae, VRDN (a)(d)	$ 6,900,000	$ 6,900,000
New York Local Govt. Assistance Corp. Series 2003 A5V, 3% (FSA Insured), VRDN (a)	3,825,000	3,825,000
New York Metropolitan Trans. Auth. Rev.:
Series 2002 D1, 3.08% (FSA Insured), VRDN (a)	1,975,000	1,975,000
Series 2002 D2, 3.08% (FSA Insured), VRDN (a)	1,165,000	1,165,000
		33,915,000
New York & New Jersey - 17.8%
Port Auth. of New York & New Jersey:
Bonds:
Series Merlots 07 C1, 1.3%, tender 8/13/08 (Liquidity Facility Bank of New York, New York) (a)(d)(f)(g)	3,975,000	3,975,000
Series PT 3813, 3.78%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (a)(d)(f)(g)	6,155,000	6,155,000
Participating VRDN:
Series 111TP, 3.29% (Liquidity Facility Wells Fargo & Co.) (a)(d)(f)	2,350,000	2,350,000
Series Austin 07 1017, 3.2% (Liquidity Facility Bank of America NA) (a)(d)(f)	70,000,000	70,000,000
Series DB 523, 3.25% (Liquidity Facility Deutsche Bank AG) (a)(d)(f)	4,140,000	4,140,000
Series EGL 06 107 Class A, 3.26% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(f)	30,500,000	30,500,000
Series EGL 07 0047, 3.28% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(d)(f)	11,200,000	11,200,000
Series MS 06 1928, 3.14% (Liquidity Facility Morgan Stanley) (a)(f)	28,540,000	28,540,000
Series MS 766, 3.19% (Liquidity Facility Morgan Stanley) (a)(f)	4,245,000	4,245,000
Series MT 338, 3.2% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)(f)	2,500,000	2,500,000
Series MT 399, 3.2% (Liquidity Facility BNP Paribas SA) (a)(d)(f)	6,145,000	6,145,000
Series PA 1038R, 3.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	4,995,000	4,995,000
Series PA 1251, 3.17% (Liquidity Facility Bank of New York, New York) (a)(f)	14,400,000	14,400,000
Series PA 1365, 3.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,570,000	9,570,000
Series PA 1377 R, 3.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	5,050,000	5,050,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series PA 1516, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	$ 15,000,000	$ 15,000,000
Series PT 1269, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	9,805,000	9,805,000
Series PT 3177, 3.32% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	8,480,000	8,480,000
Series PT 4341, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	15,980,000	15,980,000
Series PT 870, 3.2% (Liquidity Facility DEPFA BANK PLC) (a)(d)(f)	10,780,000	10,780,000
Series PT 984, 3.32% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	7,870,000	7,870,000
Series Putters 1546, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,470,000	5,470,000
Series Putters 2092, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	70,140,000	70,139,998
Series Putters 2187, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	9,335,000	9,335,000
Series Putters 2339, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	6,845,000	6,845,000
Series 1991-1, 3.24%, VRDN (a)(d)(g)	8,800,000	8,800,000
Series 1991-3, 3.24%, VRDN (a)(d)(g)	9,800,000	9,800,000
Series 1992-1, 3.21%, VRDN (a)(g)	6,800,000	6,800,000
Series 1995-3, 3.24%, VRDN (a)(d)(g)	9,400,000	9,400,000
Series 1995-4, 3.24%, VRDN (a)(d)(g)	10,500,000	10,500,000
Series 4, 3.22%, VRDN (a)	10,000,000	10,000,000
Springfield Pub. Util. Rev. Participating VRDN Series AAB 06 87, 3.2% (Liquidity Facility Bank of America NA) (a)(d)(f)	8,870,000	8,870,000
		427,639,998
North Carolina - 0.0%
Wake County Gen. Oblig. Series 2003 B, 3.1% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	1,000,000	1,000,000
Ohio - 0.3%
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 3%, LOC JPMorgan Chase Bank, VRDN (a)	2,766,000	2,766,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 06N, 2.87% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	$ 1,320,000	$ 1,320,000
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) 5.75% (CIFG North America Insured), VRDN (a)	3,725,000	3,725,000
		7,811,000
Oklahoma - 0.1%
Tulsa County Indl. Auth. Rev. (Montereau Warren Woods Proj.) 3.5%, LOC BNP Paribas SA, VRDN (a)	1,970,000	1,970,000
Pennsylvania - 0.1%
Philadelphia Gas Works Rev. Sixth Series, 3.35% (FSA Insured), VRDN (a)	2,150,000	2,150,000
Puerto Rico - 4.7%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.22% (Liquidity Facility Citigroup, Inc.) (a)(f)	25,000,000	25,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 06 R, 4% (Liquidity Facility Bank of America NA) (a)(f)	35,000,000	35,000,000
Series MS 08 2390, 3.25% (Liquidity Facility Morgan Stanley) (a)(f)	3,665,000	3,665,000
Series ROC II R 10315, 3.19% (Liquidity Facility Citigroup, Inc.) (a)(f)	7,915,000	7,915,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series MS 06 2058, 3.31% (Liquidity Facility Morgan Stanley) (a)(f)	11,055,000	11,055,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series MS 06 1845, 3.17% (Liquidity Facility Morgan Stanley) (a)(f)	2,000,000	2,000,000
Series Putters 147, 3.56% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,560,000	1,560,000
Series Putters 2293, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	11,245,000	11,245,000
Puerto Rico Pub. Bldg. Auth. Participating VRDN Series DFA 07 02, 3.26% (Liquidity Facility DEPFA BANK PLC) (a)(f)	16,500,000	16,500,000
		113,940,000
Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Brown Univ. Proj.) Series 2005 A, 2.9%, VRDN (a)	14,800,000	14,800,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - 0.3%
Sevier County Pub. Bldg. Auth. Rev. Series 6A1, 3.55% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	$ 1,200,000	$ 1,200,000
Shelby County Gen. Oblig. Series 2004 B, 3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,280,000	6,280,000
		7,480,000
Texas - 0.4%
Dickinson Independent School District Participating VRDN Series DB 541, 3.22% (Liquidity Facility Deutsche Bank AG) (a)(f)	2,030,000	2,030,000
Lovejoy Independent School District Participating VRDN Series DB 514, 3.22% (Liquidity Facility Deutsche Bank AG) (a)(f)	3,000,000	3,000,000
North Central Texas Health Facilities Dev. Corp. (Baylor Health Care Sys. Proj.) Series 2006 C, 2.85% (FSA Insured), VRDN (a)	1,700,000	1,700,000
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 3.23% (Liquidity Facility Bank of New York, New York), VRDN (a)	2,020,000	2,020,000
		8,750,000
Virginia - 0.4%
Norfolk Redev. & Hsg. Auth. Rev. (Old Dominion Univ. Real Estate Foundation Univ. Village Student Hsg. Proj.) 5.25% (CIFG North America Insured), VRDN (a)	4,595,000	4,595,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Bonds 3.6% 1/1/09 (d)	5,000,000	5,055,515
		9,650,515
Washington - 0.3%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series LB 08 F40W, 3.65% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	5,800,000	5,800,000
Washington Gen. Oblig. Participating VRDN Series ROC II R 1096, 3.19% (Liquidity Facility Citigroup, Inc.) (a)(f)	1,900,000	1,900,000
		7,700,000
Municipal Securities - continued
	Principal Amount	Value
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Sys. Proj.) Series 2006 A, 3.95%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	$ 1,400,000	$ 1,400,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Series 2005 D, 3.33% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(d)	1,000,000	1,000,000
		2,400,000
	Shares
Other - 2.7%
Fidelity Municipal Cash Central Fund, 3.25% (b)(c)	64,633,000	64,633,000
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $2,302,216,309)		2,302,216,309
NET OTHER ASSETS - 4.0%		95,324,084
NET ASSETS - 100%		$ 2,397,540,393
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $91,405,000 or 3.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Essex County Impt. Auth. Rev. Participating VRDN Series PT 4003, 3.78% (Liquidity Facility Dexia Cr. Local de France)	4/4/07	$ 5,975,000
Garden State Preservation Trust Open Space & Farmland Preservation Bonds Series Merlots 05 A23, 3.55%, tender 3/5/08 (Liquidity Facility Bank of New York, New York)	12/6/05	$ 21,835,000
New Jersey Gen. Oblig. Participating VRDN Series PT 2509, 3.2% (Liquidity Facility Dexia Cr. Local de France)	9/17/07	$ 8,165,000
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Bonds Series Merlots 07 C1, 1.3%, tender 8/13/08 (Liquidity Facility Bank of New York, New York)	9/4/07	$ 3,975,000
Port Auth. of New York & New Jersey Bonds Series PT 3813, 3.78%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	1/4/07	$ 6,155,000
Port Auth. of New York & New Jersey: Series 1991-1, 3.24%, VRDN	6/18/91	$ 8,800,000
Series 1991-3, 3.24%, VRDN	12/3/03	$ 9,800,000
Series 1992-1, 3.21%, VRDN	2/14/92	$ 6,800,000
Series 1995-3, 3.24%, VRDN	9/15/95	$ 9,400,000
Series 1995-4, 3.24%, VRDN	8/9/02	$ 10,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 859,627
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,302,216,309	$ 64,633,000	$ 2,237,583,309	$ 0
Income Tax Information
At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $2,302,216,309.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
AMT Tax-Free Money Market Fund

New Jersey AMT Tax-Free Money Market
Institutional Class
Service Class

February 29, 2008

1.814103.103

SNJ-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.5%
	Principal Amount	Value
Alaska - 0.1%
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.) Series 2003 A, 3.5%, VRDN (a)	$ 1,300,000	$ 1,300,000
Arizona - 0.3%
Arizona Health Facilities Auth. Rev. Series 2005 A, 3.45% (MBIA Insured), VRDN (a)	4,200,000	4,200,000
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series ROC II R 11258, 3.21% (Liquidity Facility Citibank NA) (a)(e)	1,200,000	1,200,000
		5,400,000
Colorado - 0.3%
Arapahoe County Wtr. & Wastewtr. Pub. Impt. District Participating VRDN Series PT 2174, 4.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,640,000	4,640,000
Florida - 0.3%
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Goodwill Inds.-Suncoast Proj.) Series 2001, 3.25%, LOC SunTrust Banks, Inc., VRDN (a)	1,080,000	1,080,000
Orlando & Orange County Expressway Auth. Rev.:
Series 2003 C1, 3% (FSA Insured), VRDN (a)	1,300,000	1,300,000
Series 2003 D, 3.2% (FSA Insured), VRDN (a)	2,100,000	2,100,000
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.) Series A, 3.01% (FSA Insured), VRDN (a)	1,155,000	1,155,000
		5,635,000
Georgia - 0.6%
Fulton County Hosp. Auth. Rev. (Northside Hosp. Proj.) Series A, 3.35%, LOC Wachovia Bank NA, VRDN (a)	1,870,000	1,870,000
Georgia Gen. Oblig. Series 06 H2, 3.25% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,200,000	2,200,000
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 A, 3.25%, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, VRDN (a)	5,510,000	5,510,000
Muni. Elec. Auth. of Georgia Series 1994 C, 3.05% (FSA Insured), VRDN (a)	1,000,000	1,000,000
		10,580,000
Indiana - 0.1%
Indiana Bond Bank Rev. Participating VRDN Series DB 565, 3.22% (Liquidity Facility Deutsche Bank AG) (a)(e)	1,000,000	1,000,000
Louisiana - 0.2%
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 3.5%, VRDN (a)	4,400,000	4,400,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - 0.1%
Detroit Swr. Disp. Rev. Series 2001 C1, 3.05% (FSA Insured), VRDN (a)	$ 1,000,000	$ 1,000,000
Missouri - 0.1%
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 2.55%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,000,000	1,000,000
New Jersey - 71.0%
Aberdeen Township Gen. Oblig. BAN 4.25% 7/24/08	7,073,742	7,087,502
Burlington County Gen. Oblig. BAN 4% 9/12/08	14,700,000	14,729,450
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	13,765,000	13,765,000
Cedar Grove Township Gen. Oblig. BAN 2% 2/25/09	8,522,000	8,602,662
Cinnaminson Township BAN 4% 4/24/08	6,000,000	6,002,388
Clifton Gen. Oblig. BAN 2.25% 2/13/09	7,000,000	7,056,557
Collingswood School District BAN 4% 10/3/08	6,100,000	6,114,945
East Brunswick Township Gen. Oblig. BAN:
3.5% 1/9/09	12,490,000	12,543,042
4.25% 6/27/08	15,731,360	15,755,299
Englewood Gen. Oblig. BAN 4.25% 7/1/08	14,326,139	14,349,136
Essex County Gen. Oblig. BAN 4.25% 8/20/08	17,000,000	17,046,944
Essex County Impt. Auth. Rev. Participating VRDN:
Series MT 18, 3.26% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	5,900,000	5,900,000
Series PT 4003, 3.78% (Liquidity Facility Dexia Cr. Local de France) (a)(e)(f)	4,000,000	4,000,000
Garden State Preservation Trust Open Space & Farmland Preservation:
Bonds Series Merlots 05 A23, 3.55%, tender 3/5/08 (Liquidity Facility Bank of New York, New York) (a)(e)(f)	2,975,000	2,975,000
Participating VRDN Series PT 1916, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,885,000	1,885,000
Glassboro Gen. Oblig. BAN Series A, 2.75% 1/30/09	8,000,000	8,043,835
Gloucester County Gen. Oblig. BAN Series A, 4% 10/17/08	6,400,000	6,421,737
Haledon Gen. Oblig. BAN 4% 4/25/08	8,878,000	8,881,599
Howell Township Gen. Oblig. TAN 4% 3/6/08	7,000,000	7,000,288
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 2.94%, LOC Bank of New York, New York, VRDN (a)	3,000,000	3,000,000
Jackson Township Gen. Oblig. BAN 3.75% 12/5/08	8,087,729	8,112,148
Madison Borough Gen. Oblig. BAN 4% 10/17/08	10,000,000	10,031,530
Montclair Township Gen. Oblig. BAN:
4% 3/14/08	4,500,000	4,500,539
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Montclair Township Gen. Oblig. BAN: - continued
4% 3/14/08	$ 10,100,000	$ 10,101,209
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Catholic Cmnty. Services) Series 1995, 3.33%, LOC Wachovia Bank NA, VRDN (a)	2,930,000	2,930,000
(The Institute of Electrical & Electronics Engineers, Inc. Proj.) Series 2001 A, 3.33%, LOC Wachovia Bank NA, VRDN (a)	1,400,000	1,400,000
(The Pennington School Proj.) 2.92%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,000,000	1,000,000
New Jersey Econ. Dev. Auth. Rev.:
Participating VRDN:
Series 06 1474, 3.19% (Liquidity Facility Morgan Stanley) (a)(e)	7,060,000	7,060,000
Series EGL 06 0135, 3.18% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(e)	7,500,000	7,500,000
Series MACN 06 B, 3.17% (Liquidity Facility Bank of America NA) (a)(e)	7,995,000	7,995,000
Series MSCO 01 572, 3.19% (Liquidity Facility Morgan Stanley) (a)(e)	10,806,500	10,806,500
Series MT 14, 3.3% (Liquidity Facility BNP Paribas SA) (a)(e)	12,000,000	12,000,000
Series ROC II R 11122, 4.31% (Liquidity Facility Citibank NA) (a)(e)	8,610,000	8,610,000
(Arbor Glen of Bridgewater Proj.) Series 2004, 2.33%, LOC Sovereign Bank, VRDN (a)	2,720,000	2,720,000
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 2.33%, LOC Wachovia Bank NA, VRDN (a)	3,875,000	3,875,000
New Jersey Econ. Dev. Auth. School Rev.:
Series 2006 R3, 3.5%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (a)	6,000,000	6,000,000
Series R-1, 3.2%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (a)	35,485,000	35,485,000
New Jersey Edl. Facilities Auth. Rev.:
Participating VRDN:
Series ROC II R 10284, 3.18% (Liquidity Facility Citigroup, Inc.) (a)(e)	1,240,000	1,240,000
Series ROC II R 6525, 3.47% (Liquidity Facility Citigroup, Inc.) (a)(e)	3,000,000	3,000,000
(Princeton Univ. Proj.):
Series 2001 B, 3%, VRDN (a)	3,100,000	3,100,000
Series 2002 B, 3.9%, VRDN (a)	9,270,000	9,270,000
Series 2003 F, 3.43%, VRDN (a)	19,610,000	19,610,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Envir. Infrastructure Trust Participating VRDN:
Series PT 1556, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 5,540,000	$ 5,540,000
Series PT 1560, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,905,000	5,905,000
Series Putters 2193, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	975,000	975,000
New Jersey Gen. Oblig.:
Bonds 5.25% 2/1/09	6,475,000	6,670,064
Participating VRDN:
Series MS 06 2209, 3.14% (Liquidity Facility Morgan Stanley) (a)(e)	3,779,000	3,779,000
Series PT 3272, 3.2% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	5,800,000	5,800,000
Series PT 3508, 3.17% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	4,340,000	4,340,000
TRAN 4.5% 6/24/08	51,700,000	51,847,856
New Jersey Health Care Facilities Fing. Auth. Rev.:
Participating VRDN:
Series Merlots 06 F1, 3.35% (Liquidity Facility Wachovia Bank NA) (a)(e)	11,070,000	11,070,000
Series UBS 07 10, 5.25% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	10,000,000	10,000,000
(Childrens Specialized Hosp. Proj.) Series B, 3.28%, LOC Wachovia Bank NA, VRDN (a)	1,960,000	1,960,000
(Meridian Health Sys. Proj.):
Series 2003 A, 2.92%, LOC JPMorgan Chase Bank, VRDN (a)	3,400,000	3,400,000
Series 2003 B, 2.92%, LOC Bank of America NA, VRDN (a)	2,100,000	2,100,000
Series 2006 A5, 3.05%, LOC Wachovia Bank NA, VRDN (a)	5,000,000	5,000,000
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2003 A3, 3.27%, LOC Wachovia Bank NA, VRDN (a)	1,655,000	1,655,000
(Saint Peter's Univ. Hosp. Proj.) Series B, 2.73%, LOC Bank of America NA, VRDN (a)	1,250,000	1,250,000
(Virtua Health Proj.):
Series 2003 A7, 3.28%, LOC Wachovia Bank NA, VRDN (a)	8,600,000	8,600,000
Series 2004, 3.28%, LOC Wachovia Bank NA, VRDN (a)	8,000,000	8,000,000
Series 2003 A1, 3.31%, LOC Wachovia Bank NA, VRDN (a)	3,350,000	3,350,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
Series 2004 A4, 3.13%, LOC Wachovia Bank NA, VRDN (a)	$ 2,590,000	$ 2,590,000
Series 2005 A3, 3.05%, LOC Wachovia Bank NA, VRDN (a)	12,950,000	12,950,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. (Single Family Hsg. Proj.) Series 2005 P, 2.84% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	21,960,000	21,960,000
New Jersey Tobacco Settlement Fing. Corp.:
Bonds 4.375% 6/1/19 (Pre-Refunded to 6/1/08 @ 100) (d)	6,015,000	6,024,959
Participating VRDN:
Series Clipper 07 9, 3.21% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	10,860,000	10,860,000
Series Floaters 2224, 3.36% (Liquidity Facility Morgan Stanley) (a)(e)	7,800,000	7,800,000
Series Merlots 07 C71, 3.35% (Liquidity Facility Bank of New York, New York) (a)(e)	2,930,000	2,930,000
Series Merlots 07 C72, 3.35% (Liquidity Facility Bank of New York, New York) (a)(e)	12,165,000	12,165,000
Series MT 364, 3.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,240,000	9,240,000
Series Putters 1734 B, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	45,930,000	45,930,000
Series Putters 1806 B, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	74,535,000	74,535,001
Series ROC II R 11028 CE, 3.2% (Liquidity Facility Citibank NA) (a)(e)	3,060,000	3,060,000
Series ROC II R 756 CE, 3.21% (Liquidity Facility Citibank NA) (a)(e)	45,755,000	45,748,292
New Jersey Tpk. Auth. Tpk. Rev.:
Participating VRDN:
Series MS 06 1487, 3.19% (Liquidity Facility Morgan Stanley) (a)(e)	11,190,000	11,190,000
Series PA 613, 4.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,000,000	7,000,000
Series PA 667, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,995,000	4,995,000
Series PA 670, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,000,000	4,000,000
Series PA 751, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,995,000	9,995,000
Series PT 2493, 3.2% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	15,980,000	15,980,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Series ROC II R 10040, 3.22% (Liquidity Facility Citigroup, Inc.) (a)(e)	$ 5,995,000	$ 5,995,000
Series ROC II R 10086, 3.2% (Liquidity Facility Citibank NA) (a)(e)	5,825,000	5,825,000
Series 2003 C1, 3.2% (FSA Insured), VRDN (a)	62,695,000	62,695,000
Series 2003 C2, 3.2% (FSA Insured), VRDN (a)	23,920,000	23,920,000
New Jersey Trans. Trust Fund Auth.:
Bonds:
Series A, 5.25% 12/15/08 (MBIA Insured)	1,000,000	1,016,743
Series C, 5.25% 12/15/08 (AMBAC Insured)	35,430,000	36,067,374
Series PT 2500, 3.2%, tender 3/7/08 (Liquidity Facility Dexia Cr. Local de France) (a)(e)	12,300,000	12,300,000
Participating VRDN:
Series BA 07 324, 3.17% (Liquidity Facility Bank of America NA) (a)(e)	5,000,000	5,000,000
Series DB 452, 3.23% (Liquidity Facility Deutsche Bank AG) (a)(e)	2,595,000	2,595,000
Series GS 06 38TPZ, 3.22% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,780,000	2,780,000
Series GS 07 121, 3.22% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	4,800,000	4,800,000
Series LB 08 F19W, 3.15% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	12,750,000	12,750,000
Series MS 98 54, 3.19% (Liquidity Facility Morgan Stanley) (a)(e)	12,795,000	12,795,000
Series MT 458, 3.17% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	16,495,000	16,495,000
Series PA 646, 4.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,020,000	5,020,000
Series PT 1723, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,335,000	6,335,000
Series PT 2572, 3.2% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	1,860,000	1,860,000
Series PT 3495, 3.17% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	17,520,000	17,520,000
Series PT 3640, 3.17% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	8,000,000	8,000,000
Series Putters 1143, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,955,000	11,955,000
Series Putters 1144, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	990,000	990,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series Putters 2195, 4% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 12,500,000	$ 12,500,000
Series Putters 2196, 4% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000,000	1,000,000
Series Putters 503, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,285,000	1,285,000
Series Putters 504, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,280,000	5,280,000
Series ROC II R 10157, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(e)	2,905,000	2,905,000
Series ROC II R 11182 WFZ, 5.72% (Liquidity Facility Wells Fargo & Co.) (a)(e)	6,815,000	6,815,000
Series ROC II R 2147 4.14% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,270,000	5,270,000
Series ROC II R 447, 4.45% (Liquidity Facility Citibank NA) (a)(e)	3,000,000	3,000,000
Series ROC II R 7516, 3.47% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,265,000	5,265,000
Newark Gen. Oblig. Participating VRDN Series ROC II R 4539, 3.22% (Liquidity Facility Citigroup, Inc.) (a)(e)	8,220,000	8,220,000
Newark Hsg. Auth. Participating VRDN Series BBT 2044, 3.22% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	4,200,000	4,200,000
Newark Port Auth. Hsg. Auth. Rev. Participating VRDN Series DBE 511, 3.21% (Liquidity Facility Deutsche Bank AG) (a)(e)	5,395,000	5,395,000
Newark Port Auth. Rev. Participating VRDN Series DB 343, 3.2% (Liquidity Facility Deutsche Bank AG) (a)(e)	6,530,000	6,530,000
North Brunswick Township Gen. Oblig. BAN Series A, 4.25% 8/19/08	11,728,000	11,758,604
Passaic County Gen. Oblig. BAN 4% 5/14/08	15,000,000	15,009,336
Trenton Gen. Oblig. BAN 4% 5/16/08	13,700,000	13,707,952
Union City Gen. Oblig. BAN 2.5% 1/30/09	12,259,000	12,299,730
Union County Gen. Oblig. BAN 4.25% 5/1/08	6,800,000	6,806,071
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev. (Exxon Mobil Proj.):
Series 1989, 2.75%, VRDN (a)	2,600,000	2,600,000
Series 1994, 3.45%, VRDN (a)	10,230,000	10,230,000
Univ. Care Corp. Univ. Lease Rev. Participating VRDN Series LB 08 F91W, 3.15% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	9,600,000	9,600,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Vernon Township Gen. Oblig. BAN 3.5% 1/9/09	$ 6,800,000	$ 6,834,573
West Milford Township Gen. Oblig. BAN 4% 4/25/08	6,241,585	6,244,472
		1,217,172,337
New Jersey/Pennsylvania - 2.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 K, 3.45% (Liquidity Facility Wachovia Bank NA) (a)(e)	13,000,000	13,000,000
Series PA 606, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	14,200,000	14,200,000
Series SGA 89, 3.25% (Liquidity Facility Societe Generale) (a)(e)	7,000,000	7,000,000
		34,200,000
New York - 1.3%
Jay Street Dev. Corp. Courts Facility Lease Rev. (New York City - Jay Street Proj.) Series 2004 A2, 2.5%, LOC DEPFA BANK PLC, VRDN (a)	1,000,000	1,000,000
Nassau County Interim Fin. Auth. Series 2002 A, 2.85% (FSA Insured), VRDN (a)	2,385,000	2,385,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 BB2, 3% (Liquidity Facility Bank of America NA), VRDN (a)	4,000,000	4,000,000
New York City Transitional Fin. Auth. Rev. Series 2003 1E, 2.55% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	1,360,000	1,360,000
New York Metropolitan Trans. Auth. Rev. Series 2002 D2, 3.08% (FSA Insured), VRDN (a)	4,135,000	4,135,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Participating VRDN Series LB 08 F21W, 3.49% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	10,000,000	10,000,000
		22,880,000
New York & New Jersey - 5.9%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 07 1043, 3.17% (Liquidity Facility Bank of America NA) (a)(e)	21,675,000	21,675,000
Series MS 06 1928, 3.14% (Liquidity Facility Morgan Stanley) (a)(e)	10,925,000	10,925,000
Series PA 1251, 3.17% (Liquidity Facility Bank of New York, New York) (a)(e)	1,900,000	1,900,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series Putters 1546, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 5,000,000	$ 5,000,000
Series Putters 2092, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,645,000	13,645,000
Series Putters 2398, 3.66% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,900,000	7,900,000
Series Putters 2449, 3.41% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(e)	2,630,000	2,630,000
Series ROC II R 12008, 3.17% (Liquidity Facility Citigroup, Inc.) (a)(e)	8,700,000	8,700,000
Series 1992 2, 3.21%, VRDN (a)(f)	6,900,000	6,900,000
Series 1997 1, 3.21%, VRDN (a)(f)	8,900,000	8,900,000
Series 1997 2, 3.21%, VRDN (a)(f)	10,400,000	10,400,000
Series 2004 1, 3.22%, VRDN (a)	2,000,000	2,000,000
		100,575,000
North Carolina - 0.5%
North Carolina Edl. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 1991 B, 2.3%, VRDN (a)	4,200,000	4,200,000
North Carolina Gen. Oblig. Series 2002 E, 2.87% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,100,000	3,100,000
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series ROC II R 7067, 3.22% (Liquidity Facility Citigroup, Inc.) (a)(e)	1,000,000	1,000,000
		8,300,000
Ohio - 0.1%
Ohio State Univ. Gen. Receipts Series 1997, 3.25%, VRDN (a)	1,600,000	1,600,000
Puerto Rico - 9.2%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.22% (Liquidity Facility Citigroup, Inc.) (a)(e)	29,100,000	29,100,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series Merlots 07 C110, 3.43% (Liquidity Facility Bank of New York, New York) (a)(e)	12,495,000	12,495,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 06 R, 4% (Liquidity Facility Bank of America NA) (a)(e)	24,995,000	24,995,000
Series ROC II R 10315, 3.19% (Liquidity Facility Citigroup, Inc.) (a)(e)	13,525,000	13,525,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series MS 06 1845, 3.17% (Liquidity Facility Morgan Stanley) (a)(e)	$ 11,600,000	$ 11,600,000
Series PA 561, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,000,000	7,000,000
Series Putters 147, 3.56% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,900,000	2,900,000
Series Putters 1816, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,615,000	10,615,000
Series RobIns 16, 3.19% (Liquidity Facility Bank of New York, New York) (a)(e)	2,165,000	2,165,000
Series ROC II R 11001 CE, 3.19% (Liquidity Facility Citibank NA) (a)(e)	13,000,000	13,000,000
Series ROC II R 11110 CE, 3.19% (Liquidity Facility Citibank NA) (a)(e)	10,000,000	10,000,000
Puerto Rico Ind. Med. & Envir. Poll. Cont. Facilities Fing. Auth. Rev. Bonds (Abbot Labs Proj.) 3.95%, tender 3/1/08 (a)	2,700,000	2,700,000
Puerto Rico Pub. Bldg. Auth. Participating VRDN Series DFA 07 02, 3.26% (Liquidity Facility DEPFA BANK PLC) (a)(e)	18,100,000	18,100,000
		158,195,000
Texas - 1.0%
Austin Util. Sys. Rev. Series A, 1.65% 3/4/08, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,000,000	8,000,000
Kendall County Health Facilities Dev. Corp. Health Care Rev. (Morningside Ministries Proj.) 2.98%, LOC Allied Irish Banks PLC, VRDN (a)	5,900,000	5,900,000
Mansfield Independent School District Participating VRDN Series DB 566, 3.22% (Liquidity Facility Deutsche Bank AG) (a)(e)	1,385,000	1,385,000
San Antonio Elec. & Gas Sys. Rev. 3.28% (Liquidity Facility Bank of America NA), VRDN (a)	2,600,000	2,600,000
		17,885,000
	Shares
Other - 5.4%
Fidelity Tax-Free Cash Central Fund, 3.05% (b)(c)	92,797,000	92,797,000
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $1,688,559,337)		1,688,559,337
NET OTHER ASSETS - 1.5%		25,689,260
NET ASSETS - 100%		$ 1,714,248,597
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,175,000 or 1.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Essex County Impt. Auth. Rev. Participating VRDN Series PT 4003, 3.78% (Liquidity Facility Dexia Cr. Local de France)	4/4/07	$ 4,000,000
Garden State Preservation Trust Open Space & Farmland Preservation Bonds Series Merlots 05 A23, 3.55%, tender 3/5/08 (Liquidity Facility Bank of New York, New York)	12/6/05	$ 2,975,000
Port Auth. of New York & New Jersey: Series 1992 2, 3.21%, VRDN	2/14/92	$ 6,900,000
Series 1997 1, 3.21%, VRDN	8/9/02	$ 8,900,000
Series 1997 2, 3.21%, VRDN	9/15/97	$ 10,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 947,072
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,688,559,337	$ 92,797,000	$ 1,595,762,337	$ -
Income Tax Information
At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $1,688,559,337.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 29, 2008